STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Change in presentation currency [Abstract]
Foreign currency translation reserve	$ 68,917	$ 318,122	$ 259,320	$ 317,222
Major depreciation periods are [Abstract]
Plant and equipment	5 years	5 years	5 years
Payables [Abstract]
Settlement period of trade accounts payable	60 days
IFRS 9 Financial Instruments, and Relevant Amending Standards [Member]
New standards and amendments to standards issued but not effected [Abstract]
Standard/Interpretation	IFRS 9 Financial Instruments, and relevant amending standards
Application Date of Standard	Jan. 01, 2018
Application Date for Group	Jul. 01, 2018
IFRS 15 Revenue from Contracts with Customers, and Relevant Amending Standards [Member]
New standards and amendments to standards issued but not effected [Abstract]
Standard/Interpretation	IFRS 15 Revenue from Contracts with Customers, and relevant amending standards
Application Date of Standard	Jan. 01, 2018
Application Date for Group	Jul. 01, 2018
Amendments to IFRS 2 Share-based Payments - Classification and Measurement of Share-based Payment Transactions [Member]
New standards and amendments to standards issued but not effected [Abstract]
Standard/Interpretation	Amendments to IFRS 2 Share-based Payments – Classification and Measurement of Share-based Payment Transactions
Application Date of Standard	Jan. 01, 2018
Application Date for Group	Jul. 01, 2018
IFRIC 22 Foreign Currency Transactions and Advance Consideration [Member]
New standards and amendments to standards issued but not effected [Abstract]
Standard/Interpretation	IFRIC 22 Foreign Currency Transactions and Advance Consideration
Application Date of Standard	Jan. 01, 2018
Application Date for Group	Jul. 01, 2018
IFRS 16 Leases [Member]
New standards and amendments to standards issued but not effected [Abstract]
Standard/Interpretation	IFRS 16 Leases
Application Date of Standard	Jan. 01, 2019
Application Date for Group	Jul. 01, 2019